SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

20.SUBSEQUENT EVENTS

On March 17, 2016, the Company entered into an agreement with a subsidiary of Zall Development Group Ltd. (HKSE Code: 2098) (“Zall Development), a developer and operator of large-scale consumer product wholesale shopping malls in China.  Under the terms of this agreement, the Group has agreed to issue to Zall Development, a total of 42,500,000 ordinary shares (equivalent to 21,250,000 ADSs), representing a 30% equity interest in the Group on a fully diluted basis for a total cash consideration of $76,500.  In connection with the issuance of ordinary shares, the Group also agreed to issue a warrant to Zall Development for up to 7,455,000 ordinary shares (equivalent to 3,737,500 ADS) at an exercise price of $2.75 per ordinary share.  The warrant is exercisable starting six months after the closing, and terminate 24 months after closing.  Zall Development has the right to appoint two directors out of five to the Group’s board of directors, among other things, and the Group has granted Zall Development certain registration and anti-dilution rights.  The Group has received the cash consideration of $76,500 on March 24, 2016 and the transaction was closed on March 30, 2016.